Financial assets and liabilities at fair value (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	SEK 258,678	SEK 258,657	SEK 292,968
Carrying amount of financial liabilities	SEK 243,401	243,353	277,286
Surplus value (+) /Deficit value (-), financial assets		5,304	3,477
Surplus value (+) /Deficit value (-) financial liabilities		956	958
Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		263,961	296,445
Carrying amount of financial liabilities		244,309	278,244
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		2,317	3,756
Borrowing from credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		2,317	3,756
Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		222,516	249,192
Surplus value (+) /Deficit value (-) financial liabilities		949	959
Senior securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		223,465	250,151
Derivatives - net
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		16,480	22,072
Derivatives - net | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		16,480	22,072
Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		2,040	2,266
Surplus value (+) /Deficit value (-) financial liabilities		7	(1)
Subordinated securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities		2,047	2,265
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		1,231	7,054
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		1,231	7,054
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		4,382	3,687
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		4,382	3,687
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		39,807	49,901
Surplus value (+) /Deficit value (-), financial assets			10
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		39,807	49,911
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		41,125	46,222
Surplus value (+) /Deficit value (-), financial assets		1,227	988
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		42,352	47,210
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		23,198	26,190
Surplus value (+) /Deficit value (-), financial assets		253	50
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		23,451	26,240
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		141,111	147,909
Surplus value (+) /Deficit value (-), financial assets		3,824	2,429
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		144,935	150,338
Derivatives - net
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		7,803	12,005
Derivatives - net | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets		7,803	12,005
CIRR - loans | Loans to the public
Disclosure of detailed information about financial instruments [line items]
Surplus value (+) /Deficit value (-), financial assets		SEK 1,346	SEK 1,721